COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The total future minimum lease payments under non-cancellable operating leases with respect to premises as of December 31, 2012 are payable as follows:

Year Ended December 31,	Rental
2013	$130,000
2014	24,334
2015	24,333
2016	24,333
2017	-
Over five years	-
$203,000